Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 23, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 12, 2022
C000252269
Account Value [Line Items]
Line Graph and Table Measure Name	THOR Index Rotation ETF
Account Value	$ 10,353	$ 10,562	$ 10,337	$ 10,600	$ 9,960	$ 10,056	$ 10,000
C000236830
Account Value [Line Items]
Line Graph and Table Measure Name	THOR Equal Weight Low Volatility ETF
Account Value	$ 11,411		11,503			11,966		$ 11,068	$ 11,267	$ 10,502	$ 9,780	$ 10,186	$ 9,864	$ 9,917	$ 9,116	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 10,471	$ 10,609	10,322	$ 10,574	$ 9,987	10,079	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 15,041		$ 14,827			$ 14,478		$ 13,674	$ 13,112	$ 11,860	$ 10,618	$ 10,978	$ 10,095	$ 9,391	$ 8,731	$ 10,000